Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Land use rights, net
Weighted average remaining lease term (in years)	5 years	5 years		5 years
Cost	¥ 6,244,857	¥ 5,922,514
Less: Accumulated amortization	(607,756)	(479,563)
Land use rights, net	5,637,101	5,442,951		$ 793,969
Amortization expenses	128,193	123,450	¥ 113,260
Title certificates for land use right with carrying value not obtained	¥ 89,295	¥ 103,453
Land use rights
Land use rights, net
Weighted average remaining lease term (in years)	43 years	44 years		43 years
Land use rights | Maximum
Land use rights, net
Lease term (in years)	50 years			50 years